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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:    March 31, 2006
                                              -----------------------

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Cambridge Investments, Ltd.
              ----------------------------------
Address:      802 West Broadway
              ----------------------------------
              Jackson, Wyoming 83001
              ----------------------------------


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John C. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:

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
            /s/ John Tozzi                         Jackson, Wyoming                          5/11/06
            -------------                          ----------------                      ----------------
             [Signature]                             [City, State]                            [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:               0
                                             -----------

Form 13F Information Table Entry Total:          15
                                             -----------

Form 13F Information Table Value Total:        $455,101
                                             -----------
                                              (thousands)




List of Other Included Managers:

{None}


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

                                       FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD 3/31/06

             COLUMN 1      COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7              COLUMN 8
                                                                                                               VOTING AUTHORITY
                           TITLE OF                VALUE    SHRS OR      SH/  PUT/ INVESTMENT OTHER
NAME OF ISSUER             CLASS       CUSIP       (X1000)  PRN AMOUNT   PRN  CALL DISCRETION MANAGERS SOLE        SHARED  NONE
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
ARCH COAL                  COMMON      039380100      7,846      103,324            SOLE                   103,324
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
BAKER HUGHES INC           COMMON      057224107     27,139      396,767            SOLE                   396,767
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
BJ SVCS CO                 COMMON      055482103     33,174      958,788            SOLE                   958,788
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
COOPER CAMERON CORP        COMMON      216640102     26,950      611,399            SOLE                   611,399
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
ENSCO INTL INC             COMMON      26874Q100     55,551    1,079,703            SOLE                 1,079,703
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
GLOBAL SANTE FE            SHS         G3930E101     33,876      557,632            SOLE                   557,632
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
HALLIBURTON                COMMON      406216101     51,371      703,519            SOLE                   703,519
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
KFX INC                    COMMON      48245L107     33,935    1,864,570            SOLE                 1,864,570
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
NABORS INDS INC            COMMON      629568106     22,749      317,817            SOLE                   317,817
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
NOBLE DRILLING CORP        SHS         G65422100     22,173      273,406            SOLE                   273,406
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
NATIONAL OILWELL           COMMON      637071101     37,003      577,095            SOLE                   577,095
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
PATTERSON ENERG INC        OTC IS      703481101     17,348      542,815            SOLE                   542,815
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
TRANSOCEAN SEDCO
FOREX INC                  ORD         G90078109     34,092      424,561            SOLE                   424,561
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
SMITH INTL INC             COMMON      832110100     14,848      381,111            SOLE                   381,111
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
SLUMBERGER                 COMMON      806857108     44,892      354,681            SOLE                   354,681
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------

-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
                                                   455,101
-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------

-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------

-------------------------- ----------- ----------- -------- ------------ ---- ---- ---------- -------- ----------- ------- --------
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